Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

5.       Related Party Transactions

CMA CGM

CMA CGM is presented as a related party due to the fact that as of June 30, 2021 and December 31, 2020, it was a shareholder, owning Class A common shares representing 8.4% and 11.13% of voting rights, respectively, in the Company. Amounts due to and from CMA CGM companies are shown within amounts due to or from related parties in the interim unaudited condensed Consolidated Balance Sheets.

Time Charter Agreements

A number of the Company’s time charter arrangements are with CMA CGM, a significant source of the Company’s operating revenues, representing 42% of gross revenues in six months ended June 30, 2021, and consequently the Company is dependent on the performance by CMA CGM of its obligations under these charters, which operate in an industry that is subject to volatility. Under these time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. Revenues generated from charters to CMA CGM are disclosed separately in the interim unaudited condensed Consolidated Statements of Operations. The outstanding receivables due from CMA CGM are presented in the interim unaudited condensed Consolidated Balance Sheets under "Due from related parties" totaling $1,098 and $2,118 as of June 30, 2021 and December 31, 2020, respectively.

5.       Related Party Transactions (continued)

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has currently ship management agreement with Technomar for all fleet under which the ship manager is responsible for all day-to-day ship management, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including the arrangement and management of dry-docking. As of June 30, 2021, and 2020, the management of the Company’s fleet was performed solely by Technomar.

The management fees charged to the Company by Technomar for the six months ended June 30, 2021 amounted to $6,868 (six months ended June 30, 2020: $6,105) and are shown in vessel operating expenses-related parties in the interim unaudited condensed Consolidated Statements of Operations. As of June 30, 2021, no outstanding fees are presented due to Technomar (December 31, 2020: $nil). Additionally, as of June 30, 2021, outstanding receivables due from Technomar and CMA Ships totaling to $899 and $10 respectively are presented under “Due from related parties” (December 31, 2020: Technomar: $184 and CMA Ships: $10).

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company and is presented as a related party, as the Company’s Executive Chairman is the sole beneficial owner. Under the management agreements, Conchart, is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments, developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions. For the 19 vessels of Poseidon Fleet, the agreements were effective from the date of the completion of the Poseidon Transaction; for the GSL Fleet, till refinance of 2022 Notes which took place on January 2021 an EBSA agreement was in place that was terminated and replaced with commercial management agreements also same agreements applied to seven vessels up to June 30, 2021; for all new acquired vessels during 2019 and 2020, the agreements were effective upon acquisition.

The fees charged to the Company by Conchart for the six months ended June 30, 2021 amounted to $1,470 (six months ended June 30, 2020: $1,201) and are disclosed within time charter and voyage expenses-related parties in the interim unaudited condensed Consolidated Statements of Operations.

Any outstanding fees due to Conchart are presented in the interim unaudited condensed Consolidated Balance Sheets under "Due to related parties" totaling to $312 and $225 as of June 30, 2021 and December 31, 2020, respectively.